ACQUISITION OF ALTERNATIVE SOLUTIONS (Details) - Schedule of Business Acquisitions, by Acquisition - Oasis Acquisition [Member] - USD ($)	Jun. 27, 2018	Feb. 28, 2018	May 31, 2020	May 31, 2019
Business Acquisition [Line Items]
Initial purchase price	$ 2,050,000	$ 6,200,000
Cash paid in connection with transaction	5,995,543
Note payable	3,810,820
Contingent consideration	678,111
Common stock	15,441,176
Total purchase price	27,975,650
Net tangible assets	595,151
Goodwill	25,742,899		$ 557,896	$ 25,742,899
Total purchase price	27,975,650
Intellectual Property [Member]
Business Acquisition [Line Items]
Intangible assets	319,600
Licensing Agreements [Member]
Business Acquisition [Line Items]
Intangible assets	990,000
Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	301,000
Noncompete Agreements [Member]
Business Acquisition [Line Items]
Intangible assets	$ 27,000